Convertible Redeemable Preferred Stock And Stockholders' Deficit - Summary of Company's Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common shares reserved for future issuance	32,173,308	32,599,760
Series A [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	2,000,000	2,000,000
Series B [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	9,753,798	9,753,798
Series B-1 [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	11,166,941	11,166,941
Stock Options Outstanding [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	5,400,426	3,441,798
Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	2,050,463	2,050,463
Shares Available for Future Grant [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	1,801,680	4,186,760